Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member] [1]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 15	[1]		[1]	$ 163,738	$ 6,656	$ (246,051)	$ 7,063	$ 84,707	$ 16,128
Balance, shares at Dec. 31, 2022		5,071,010
Impact from adoption of ASU 2016-13			[1]		[1]			(73)			(73)
Effect of reverse recapitalization, net of costs		$ 1	[1]		[1]	67					68
Effect of reverse recapitalization, net of costs, shares	[1]	304,861
Conversion of rights to ordinary shares upon the reverse recapitalization			[1],[2]		[1]
Conversion of rights to ordinary shares upon the reverse recapitalization, shares	[1]	60,122
Treasury Stock purchase			[1]	$ (500)	[1]						(500)
Treasury Stock purchase, shares				(1,585)
Shares issued to JWAC officers and directors	[3]		[1],[2]		[1]	3,021					3,021
Shares issued to JWAC officers and directors, shares	[1]	10,000
Shares issued to Greentree	[4]		[1],[2]		[1]	1,000					1,000
Shares issued to Greentree, shares	[1]	6,667
Shares issued to Chijet Motor directors	[5]		[1],[2]		[1]	200					200
Shares issued to Chijet Motor directors, shares	[1]	668
Exercise of warrants	[3]		[1],[2]		[1]	1,100					1,100
Exercise of warrants, shares	[1]	18,333
Foreign currency translation adjustment			[1]		[1]				347	1,341	1,688
Changes in post-employment and termination benefits			[1]		[1]				(13)	(9)	(22)
Net loss			[1]		[1]			(39,826)		(17,765)	(57,591)
Balance at Jun. 30, 2023		$ 16	[1]	$ (500)	[1]	169,126	6,656	(285,950)	7,397	68,274	(34,981)
Balance, shares at Jun. 30, 2023		5,471,661	[1]	(1,585)
Beginning balance, value at Dec. 31, 2023		$ 16	[1]	$ (500)	[1]	169,129	6,656	(314,235)	6,100	53,960	(78,874)
Balance, shares at Dec. 31, 2023		5,471,661		(1,585)
Foreign currency translation adjustment			[1]		[1]				526	1,558	2,084
Changes in post-employment and termination benefits			[1]		[1]				(56)	(38)	(94)
Net loss			[1]		[1]			(21,622)		(9,901)	(31,523)
Balance at Jun. 30, 2024		$ 16	[1]	$ (500)	[1]	$ 169,129	$ 6,656	$ (335,857)	$ 6,570	$ 45,579	$ (108,407)
Balance, shares at Jun. 30, 2024		5,471,661	[1]	(1,585)

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).
[2]	Less than $1000.
[3]	Issuance of 10,000 shares of JWAC Common Stock to JWAC’s officers and directors and exchanged for the equivalent number of Chijet Motor Ordinary Shares following the closing of the business combination with JWAC as discussed in Note 1(c).
[4]	Issuance of 6,667 shares of Chijet Motor Ordinary Shares to Greentree due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree as discussed in Note 1(c).
[5]	Issuance of Chijet Motor Ordinary Shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Note1(c) and 22(d).